Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash issued to Federal Deposit Insurance Corporation		$ 250,000
Accounts Receivable	$ 158,000	218,145	$ 453,623
Accounts Receivable, Allowance for Doubtful Debt		412,666	126,262
Inventory, Net	495,086	356,285	531,249
Inventory Obsolescence Reserve	$ 10,580	$ 14,548	$ 120,486
Machinery Equipment
Estimated useful lives of asset	5 years
Furniture and Equipment
Estimated useful lives of asset	7 years
Vehicles
Estimated useful lives of asset	7 years